PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advance payment of intangible asset	$ 1,500,000	$ 1,500,000
Others	197,481	12,208
Total	$ 1,697,481	$ 1,512,208